RELATED PARTIES BALANCES AND TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Related Party Transactions [Abstract]
Management compensation expenses	$ 56,400	$ 60,000